DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 7:-   DERIVATIVE FINANCIAL INSTRUMENTS

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and option strategies to purchase and sell foreign currencies to hedge a significant portion of its anticipated New Israeli Shekel ("NIS") payroll payments. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year.

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders' equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. Hedge ineffectiveness, if any, are recognized immediately in financial income (expenses), net.

Gain (loss) on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive income into research and development, sales and marketing and general and administrative for the year ended December 31, 2014 were $ (28), $(14) and $ (7), respectively. The ineffective portion of the change in fair value of a cash flow hedge for the years ended December 31, 2014, 2013 and 2012 amounted to $4 $ 29 and $ 5, respectively.

The Company's derivatives expose it to credit risks from possible non-performance by counterparties. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis. As of December 31, 2014 there was no credit risk because the derivatives were in a loss position.

The notional amounts of the Company's derivative instruments as of December 31, 2014 amounted to $ 3,544. Notional values are dollar translated and calculated based on forward rates as of December 31, 2014. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

As of December 31, 2014, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income totaled $ (132) which will be reclassified into statements of operations within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. Loss from cash flow hedges recognized in other comprehensive income in the year ended December 31, 2014 amounted to $ 181.

The Company records all derivative instruments on the balance sheet at fair value. The fair value of the open foreign exchange contracts appears on the consolidated balance sheets as of December 31, 2014, as a liability in other current liabilities, in the amount of $ 132.

The fair value of the Company's outstanding derivative instruments qualified as hedging instruments as of December 31, 2014 and 2013 is summarized below:

		December 31,
	Balance sheet location	2014	2013
Assets:

Foreign exchange option contracts	Other current assets	$-	$8
Foreign exchange forward contracts	(liabilities)	(132)	41

Derivatives assets (Liabilities)		$(132)	$49

	Location in	Gains (losses) reclassified from other comprehensive income (loss) into income (expenses)
	statement	Year ended December 31,
	of operations	2014	2013	2012
Derivatives in cash flow hedging relationship

Foreign exchange option contracts	Cost of sales and operating expenses	$8	$35	$(11)
Foreign exchange forward contracts	Financial expense	4	29	(5)
Foreign exchange forward contracts	Cost of sales and operating expenses	(57)	107	(70)

		$(45)	$171	$(86